Derivative Financial Asset - Summary of financial instrument fair value (Detail) - HKD ($)	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Fair value using valuation technique [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	$ 1,081,207,567	$ 990,853,956	$ 1,022,223,853	$ 1,036,169,019	$ 998,359,116	$ 907,706,089	$ 1,437,300,079	$ 1,147,372,779
Changes in fair value	(111,313,048)	89,306,993	(34,326,652)	(12,266,453)	25,543,450	93,693,124	(13,291,518)	307,143,221
Partial settlement on June 26, 2020							(618,682,641)
Gain on disposal of derivative							106,059,881
Contract renegotiation	(1,507,769)	1,046,618	2,956,755	(1,678,713)	12,266,453	(3,040,097)	(3,679,712)	(17,215,921)
Ending balance	968,386,750	1,081,207,567	990,853,956	1,022,223,853	1,036,169,019	998,359,116	907,706,089	1,437,300,079
Fair value using valuation technique [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	1,080,160,949	987,897,201	1,023,902,566	1,023,902,566	1,001,399,213	911,385,801	1,454,516,000
Ending balance	969,894,519	1,080,160,949	987,897,201	1,023,902,566	1,023,902,566	1,001,399,213	911,385,801	1,454,516,000
Day 1 profit or loss [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	(1,046,618)	(2,956,755)	1,678,713	(12,266,453)	3,040,097	3,679,712	17,215,921	17,847,221
Recognition of day 1 profit or loss	1,046,618	2,956,755	(1,678,713)	12,266,453	(3,040,097)	(3,679,712)	(17,215,921)	(17,847,221)
Contract renegotiation	1,507,769	(1,046,618)	(2,956,755)	1,678,713	(12,266,453)	3,040,097	3,679,712	17,215,921
Ending balance	1,507,769	(1,046,618)	(2,956,755)	1,678,713	(12,266,453)	3,040,097	3,679,712	17,215,921
Net carrying amount presented on the statement of financial position [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	1,080,160,949	987,897,201	1,023,902,566	1,023,902,566	1,001,399,213	911,385,801	1,454,516,000	1,165,220,000
Changes in fair value	(111,313,048)	89,306,993	(34,326,652)	(12,266,453)	25,543,450	93,693,124	(13,291,518)	307,143,221
Partial settlement on June 26, 2020							(618,682,641)
Gain on disposal of derivative							106,059,881
Recognition of day 1 profit or loss	1,046,618	2,956,755	(1,678,713)	12,266,453	(3,040,097)	(3,679,712)	(17,215,921)	(17,847,221)
Ending balance	969,894,519	1,080,160,949	987,897,201	1,023,902,566	1,023,902,566	1,001,399,213	911,385,801	1,454,516,000
Net carrying amount presented on the statement of financial position [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	1,080,160,949	987,897,201	1,023,902,566	1,023,902,566	1,001,399,213	911,385,801	1,454,516,000
Ending balance	969,894,519	1,080,160,949	987,897,201	1,023,902,566	1,023,902,566	1,001,399,213	911,385,801	1,454,516,000
Net fair value change on derivative financial instrument presented on the statement of profit or loss and other comprehensive income [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	56,258,383	(36,005,365)	0	371,305,326	348,801,973	258,788,561	289,296,000
Changes in fair value	(111,313,048)	89,306,993	(34,326,652)	(12,266,453)	25,543,450	93,693,124	(13,291,518)	307,143,221
Recognition of day 1 profit or loss	1,046,618	2,956,755	(1,678,713)	12,266,453	(3,040,097)	(3,679,712)	(17,215,921)	(17,847,221)
Ending balance	(54,008,047)	56,258,383	(36,005,365)	0	371,305,326	348,801,973	258,788,561	289,296,000
Net fair value change on derivative financial instrument presented on the statement of profit or loss and other comprehensive income [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	56,258,383	(36,005,365)	0	371,305,326	348,801,973	258,788,561	289,296,000
Ending balance	$ (54,008,047)	$ 56,258,383	$ (36,005,365)	$ 0	$ 371,305,326	$ 348,801,973	$ 258,788,561	$ 289,296,000